Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Additions of property, plant and equipment	$ 44,454	$ 50,057
License and Collaboration Agreement
Disclosure Of Property Plant And Equipment [Line Items]
Additions of property, plant and equipment	$ 8,900	$ 13,700